Revenue from Contracts with Customers: Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2013 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prompt payment discount	$ 118,480		$ 88,787		$ 44,561
Non-aeronautical services	8,548,671		6,229,896		3,555,227
Operating lease income	4,637,247		3,682,917		1,931,965
Fixed lease income	1,295,167		653,070		612,509
Aeronautical services revenue	14,072,517		9,408,599		5,412,418
Revenue from rendering of transport services	413,322		286,042		225,340
Revenue for construction services	2,692,694		3,146,166		3,657,086
Revenue from construction contracts	2,692,694		3,146,166		3,657,086
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	10,358,492		6,492,691		3,340,674
Revenue for construction services	2,268,620		2,908,604		3,296,482
Revenue from construction contracts	2,268,620		2,908,604		3,296,482
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue for construction services	411,152		231,301		353,686
Revenue from construction contracts	411,152		231,301		353,686
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	1,174,761
Revenue for construction services	12,922		6,261		6,918
Revenue from construction contracts	12,922		6,261		6,918
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 1,305,166	$ 67,030	1,336,793	$ 65,907	1,391,462	$ 64,495
Term of Use Agreement	15 years	15 years
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,100,275		2,027,188		1,808,102		$ 62,000	$ 1,268,966	$ 62,000
Airplan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,027,061		$ 1,174,761		$ 488,982